Credit Facilities and Guarantees	12 Months Ended
Jun. 29, 2014
Credit Facilities and Guarantees

CREDIT FACILITIES AND GUARANTEES

STRATTEC has a $25 million secured revolving credit facility (the “STRATTEC Credit Facility”) with BMO Harris Bank N.A. ADAC-STRATTEC LLC has a $5 million secured revolving credit facility (the “ADAC-STRATTEC Credit Facility”) with BMO Harris Bank N.A., which is guaranteed by STRATTEC. The credit facilities both expire on August 1, 2016. Borrowings under either credit facility are secured by our U.S. cash balances, accounts receivable, inventory and fixed assets located in the U.S. Interest on borrowings under the STRATTEC Credit Facility is at varying rates based, at our option, on the London Interbank Offering Rate (“LIBOR”) plus 1.0 percent or the bank’s prime rate. Interest on borrowings under the ADAC-STRATTEC Credit Facility for periods prior to January 22, 2014 was at varying rates based, at our option, on LIBOR plus 1.75 percent or the bank’s prime rate. As a result of an amendment to the ADAC-STRATTEC Credit Facility, effective January 22, 2014 and thereafter, interest on borrowings under this facility is based, at our option, on LIBOR plus 1.0 percent or the bank’s prime rate. Both credit facilities contain a restrictive financial covenant that requires the applicable borrower to maintain a minimum net worth level. The ADAC-STRATTEC Credit Facility includes an additional restrictive financial covenant that requires the maintenance of a minimum fixed charge coverage ratio.

Outstanding borrowings under the Credit Facilities were as follows (thousands of dollars):

	June 29, 2014	June 30, 2013
STRATTEC Credit Facility	$—	$—
ADAC-STRATTEC Credit Facility	$2,500	$2,250

Average outstanding borrowings and the weighted average interest rate under each Credit Facility during 2014 and 2013 were as follows (thousands of dollars):

	Average Outstanding Borrowings		Weighted Average Interest Rate
	2014	2013	2014	2013
STRATTEC Credit Facility	$—	$—	—%	—%
ADAC-STRATTEC Credit Facility	$2,643	$1,696	1.7%	2.0%

We believe that the credit facilities are adequate, along with existing cash balances and cash flow from operations, to meet our anticipated capital expenditure, working capital, dividend and operating expenditure requirements.